Taxes	6 Months Ended
Sep. 30, 2024
Taxes [Abstract]
TAXES

Note 12 — TAXES

Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payments of dividends by the Company entities to their shareholders, no Cayman Islands withholding tax will be imposed. Accordingly, the Company do not accrue for taxes.

Singapore

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	Six months ended September 30
	2023	2024	2024
	S$	S$	US$
Income before income tax	2,651,056	1,454,184	1,133,336
Singapore statutory income tax rate	17%	17%	17%
Income tax expense computed at statutory rate	450,679	247,211	192,667

Reconciling items:
Income not subject to tax in Singapore	(4,350)	(163)	(127)
Non-deductible expenses	73,973	48,876	38,092
Tax exemption and rebates	(9,520)	(48,732)	(37,980)
Underprovision of tax in prior financial year	—	89,985	70,131
Others	42,907	—	—
Income tax expense	553,689	337,177	262,783